SHARE-BASED COMPENSATION - Stock Option Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 26, 2014	Sep. 07, 2012	Dec. 27, 2013	Dec. 28, 2012
Successor
Shares
Exercised (in shares)	3,165,000
Predecessor | Stock Options
Shares
Exercised (in shares)		156,297
Stock Option Plan 2012 | Successor | Stock Options
Shares
Outstanding, beginning balance (in shares)	215,429		198,753
Granted (in shares)	18,726		21,247
Exercised (in shares)	20,818		0
Forfeited (in shares)	12,146		4,571
Outstanding, ending balance (in shares)	201,191		215,429	198,753
Vested or expected to vest at end of period	200,385
Exercisable at period end	105,539
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)	222.45		$ 219.72
Granted (in dollars per share)	311.00		$ 255.00
Forfeited (in dollars per share)	255.00		$ 255.00
Outstanding, ending balance, weighted average exercise price (in dollars per share)	236.01		$ 222.45	$ 219.72
Vested or expected to vest at end of period (in dollars per share)	228.17
Exercisable at period end (in dollars per share)	209.86
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	152.01		$ 0.00
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term (in years)	7 years		7 years 2 months 12 days	8 years
Outstanding, aggregate intrinsic value	15,087		$ 7,013	$ 7,013
Vested or expected to vest at period end	6 years 4 months 24 days
Vested or expected to vest at end of period	18,448
Exercisable at period end	5 years 10 months 24 days
Exercisable at period end	10,674